Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Advertising Expense (in Dollars)						$ 32,780
Government Subsidies, Recognized During the Period (in Dollars)	86,577	168,560	236,167	168,560	243,778
Accumulated Other Comprehensive Income (Loss), Net of Tax (in Dollars)	$ (69,107)		$ (69,107)		$ 204,629	$ 62,573